Annual Total Returns- JPMorgan Investor Conservative Growth Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Investor Conservative Growth Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.50%	8.98%	9.05%	5.36%	(0.77%)	5.34%	9.31%	(2.66%)	13.26%	11.22%